Fair value measurement - Maturity analysis of derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maturity analysis of derivatives
Derivative assets	$ 2,599	$ 1,745
Derivative liabilities	(482)	(392)
Net derivative position	2,117	1,353
Within one year
Maturity analysis of derivatives
Net derivative position	$ 2,117	$ 1,353